Business Segment and Geographical Information - Distribution of Income Tax Charge by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Income tax charge	$ 41,958	$ 46,569	$ 37,993
Ireland
Segment Reporting Information [Line Items]
Income tax charge	29,096	20,345	24,215
Rest of Europe
Segment Reporting Information [Line Items]
Income tax charge	(434)	1,921	5,528
U.S.
Segment Reporting Information [Line Items]
Income tax charge	3,761	14,772	8,381
Other
Segment Reporting Information [Line Items]
Income tax charge	$ 9,535	$ 9,531	$ (131)